Summary of significant accounting policies - Disclosure of Adoption of Accounting Standards (Details) - CAD ($)	Sep. 30, 2019	Sep. 30, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred costs of hedging on cross-currency swaps, net of accumulated income tax recovery of $1,113 (nil as at September 30, 2018)	$ (4,091,000)	$ 0
Deferred costs of hedging on cross-currency swaps, net of accumulated income tax recovery	$ 1,113,000	$ 0